Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Mar. 31, 2022	$ 7,711	$ 5,185	$ (393,459)	$ 30,970	$ (349,593)
Balance, shares at Mar. 31, 2022	7,711,111
Foreign currency translation adjustments				857	857
Net Income (loss)			174,268		174,268
Balance at Mar. 31, 2023	$ 7,711	5,185	(219,191)	31,827	(174,468)
Balance, shares at Mar. 31, 2023	7,711,111
Foreign currency translation adjustments				(546)	(546)
Net Income (loss)			(93,197)		(93,197)
Balance at Mar. 31, 2024	$ 7,711	5,185	(312,388)	31,281	(268,211)
Balance, shares at Mar. 31, 2024	7,711,111
Foreign currency translation adjustments				18,435	18,435
Net Income (loss)			(714,680)		(714,680)
Shares issued for professional services	$ 1,300	84,500			85,800
Shares issued for professional services, shares	1,300,000
Bridge loan conversion	$ 600	519,947			520,547
Bridge loan conversion, shares	600,000
Bridge loan conversion - interest forgiven		32,153			32,153
Balance at Mar. 31, 2025	$ 9,611	$ 641,785	$ (1,027,068)	$ 49,716	$ (325,956)
Balance, shares at Mar. 31, 2025	9,611,111